Leases - Summary of Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating cash flows from operating leases	$ 8,797	$ 8,843
Financing cash flows from finance leases	$ 107	$ 154